Accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Accounting policies	1. Accounting policies
The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. Where an accounting policy is specific to a note, the policy is described in the note to which it relates. These policies have been consistently applied to all the periods presented.
1.1  Reporting entity
Sibanye Stillwater Limited (the Company) and its subsidiaries (together referred to as the Group or Sibanye-Stillwater) is a multinational mining and metals processing Group with a diverse portfolio of mining and processing operations, projects and investments across five continents. The Group is also one of the foremost global recyclers of PGM autocatalysts and has interests in leading mine tailings retreatment operations. Sibanye-Stillwater has established itself as one of the world’s largest primary producers of platinum, palladium and rhodium and is also a top tier gold producer. It also produces and refines iridium and ruthenium, nickel, chrome, copper and cobalt. The
Group has recently begun to build and diversify its asset portfolio into battery metals and green metals mining and processing, and increase its presence in the circular economy by growing and diversifying its recycling and tailings reprocessing operations globally.
Domiciled in South Africa, Sibanye-Stillwater currently owns and operates a portfolio of high-quality operations and projects, which are grouped into four regions, namely, Southern Africa (SA region), Americas, Europe and Australia.
The SA region houses the gold and PGM operations and projects located in South Africa and Zimbabwe. The underground and surface gold mining operations in South Africa are the Driefontein, Kloof and Cooke operations in the West Witwatersrand (West Wits) region,
DRDGOLD Limited (DRDGOLD) with surface tailings treatment plant in the East of Johannesburg in Gauteng and in the West Wits, and the
Beatrix operation in the southern Free State. Sibanye-Stillwater also owns and manages significant gold extraction and processing facilities where ore is treated and beneficiated to produce gold doré. In addition, several organic projects currently underway are aimed at sustaining these gold mining operations into the long term. Burnstone is a shallow developmental stage gold mine and processing operation located in the South Rand Goldfield of the Witwatersrand Basin in the Mpumalanga province, and comprises two established shaft complexes, a carbon-in-leach gold processing plant, tailings storage facility and related surface infrastructure and mining rights.
Development on the Burnstone project progressed well during 2023, however in line with the Group's Capital Allocation Framework, the
Burnstone project will be delayed and is expected to ramp-up in 2025. The Southern Free State project is an advanced exploration stage project that includes the Bloemhoek, De Bron-Merriespruit, Robijn and Hakkies areas. It is located adjacent to the Beatrix operation in the
Free State province.
Beatrix, a conventional mining operation, comprises two operating vertical shafts and one metallurgical plant mining the Beatrix/VS5 reef, the Aandenk/Kalkoenkrans reef as well as some historical surface rock dump material. Driefontein is an established mine consisting of four operating vertical shaft complexes and one metallurgical plant mining three different reefs as well as some historical surface rock dump material. Kloof is also an ongoing mine with three operating vertical shaft complexes and one metallurgical plant. Four reefs are extracted at Kloof, together with the mining of some historical surface rock dump material. The Cooke underground operations consist of four vertical shafts, which currently are under care-and-maintenance. The surface mining section, known as Randfontein Surface Operations, mines historical surface tailings facilities and surface rock dumps, processing them at the Cooke and Ezulwini metallurgical plants.
The PGM assets in the SA region are the Kroondal operation (see note 16.2 and 19), the Rustenburg operation (SRPM), the Marikana operation (Marikana) and the tailings retreatment entity, Platinum Mile in the North West Province, and Mimosa (50%) in Zimbabwe.
Marikana currently has six contributing shafts namely 4Belt, K3, K4 (commenced production in 2023), Rowland, Saffy and E3 and the ore mined at the Marikana operations is processed through four of the eight concentrators on site. The PGM concentrate produced is dispatched to the smelter where a sulphide-rich matte is produced for further processing at the base metal refinery (BMR). At the BMR, base metals are removed and the resulting PGM-rich product is sent to the precious metal refinery (PMR) for final treatment. Marikana therefore sells refined metals to customers. In addition to underground operations, there is one tailings retreatment operation (Bulk Tailings
Treatment (BTT) plant), which transitioned from Hydraulic remining to mechanical remining of a dormant tailings storage facility during the period and the tailings are retreated at the BTT plant for the recovery of coarse chrome and PGMs.
The Rustenburg operation comprise of three operating vertical shafts (Siphumelele 1, Khuseleka 1 and Thembelani 1), two declines at
Bathopele, two concentrating plants (the Waterval UG2 concentrator and the Waterval retrofit concentrator), a chrome recovery plant, the Western Limb tailings retreatment plant and related surface infrastructure and assets. In addition, remining operations are carried out on one dormant tailings storage facility (Waterval West dam). Ore is processed through the Waterval UG2 concentrator and Waterval retrofit concentrator. Tailings are treated at the Western Limb Tailings Retreatment Plant, Platinum Mile and at the Chrome retreatment plant where a saleable chromite concentrate is recovered. Tailings from the Rustenburg operation are piped to Platinum Mile for further beneficiation and recovery of chrome and PGMs. The tailings from Platinum Mile are pumped to an active tailings storage facility for final disposal. The Rustenburg operation has a tolling agreement with a third party and currently sells refined metals as well as PGM concentrate to customers. In addition, Platinum Mile successfully commissioned a coarse chrome recovery plant in 2023.Kroondal comprises of four operating decline shafts. Ore is processed at Kroondal through two concentrator plants (K1 and K2). Tailings from the K1 and K2 plants are piped to three adjacent tailings storage facilities and at a fourth tailings storage facility at Marikana. The Group obtained a 100%
shareholding in the Kroondal PSA during 2023 through the Rustenburg operation, which acquired Rustenburg Platinum Mines Limited's (a subsidiary of Anglo American Platinum Limited) 50% share in the Kroondal PSA (see note 16.2). Platinum Mile is a tailings retreatment facility located on the Rustenburg lease area adjacent to our Kroondal operations. This facility recovers PGMs and chrome from the live tailings at our Rustenburg operations. Kroondal and Platinum Mile currently only sells PGM concentrate and chrome to customers.
The US region houses the PGM operations and projects located in the US, Canada and Argentina. These include the East Boulder and
Stillwater mining operations (including the Blitz project) in Montana, and exploration-stage projects, Altar (joint venture) in Argentina. The assets in this region also include the Metallurgical complex in Columbus, Montana. This complex houses the smelter, BMR and an analytical laboratory which produces a PGM-rich filter cake that is further refined by a third-party precious metal refinery. These processing and metallurgical facilities are also used to process recycled material such as spent autocatalytic convertors and petroleum refinery catalysts.
Keliber, a Finnish mining and battery chemical company, owns the Keliber project, an advanced lithium hydroxide project located in the
Kaustinen region of Finland. Since the Sibanye-Stillwater Board of Directors approved the Keliber project and the immediate construction of the Keliber Lithium Refinery in 2022, construction activities thereof have continued successfully after commencing in March 2023. Similarly, the earthworks and selected infrastructure works commenced at the Päiväneva concentrator site in late 2023. Once developed, the
Keliber project will sustainably produce battery-grade lithium hydroxide, with first production expected in 2025. The Group holds a 79.82%
shareholding interest in Keliber following its asset acquisition in 2022 and other subsequent shareholder transactions in 2022 and 2023 (see note 27.1). In 2022, the Group also acquired French mining group Eramet SA's Sandouville hydrometallurgical nickel processing facilities near Le Havre, France's second largest industrial port. The Sandouville facilities currently include a hydrometallurgical nickel refinery. This acquisition enables Sibanye-Stillwater to build a leading battery metals platform in Europe. Since acquisition in 2022, Sandouville’s production was severely hampered by plant availability, however, further studies are currently ongoing to determine the future optimal usage of infrastructure at the Sandouville nickel refinery.
The Group's green metals investments also include the acquisition of a 100% stake in the Australian based entity, New Century Resources
Limited (Century - previously referred to as New Century), which owns a zinc tailings retreatment operation (see notes 16.1 and 27.1). The
Group has also exercised an option to acquire a 100% shareholding in Copper Mines of Tasmania Proprietary Limited, who owns the Mt
Lyell Copper Mine in Australia (see note 16.3). The Group also owns a strategic 6.91% investment in ioneer Limited (ioneer), an ASX-listed mining development company and reached an agreement with ioneer to establish a 50% joint venture to develop the Rhyolite Ridge lithium-boron project in the US following the satisfaction of certain conditions precedent. Rhyolite Ridge, an advanced stage exploration project in Esmeralda County, Nevada, aims to extract a large, shallow lithium-boron deposit, located close to existing infrastructure and is centrally located between Las Vegas and Tesla’s Giga factory near Reno, Nevada.
1.2  Basis of preparation
The consolidated financial statements for the year ended 31 December 2023 have been prepared on a going concern basis in accordance with International Financial Reporting Standards Accounting Standards (IFRS Accounting Standards), as issued by the
International Accounting Standards Board (IASB), the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated financial statements have been prepared under the historical cost convention, except for certain financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or other comprehensive income.
Standards, interpretations and amendments to published standards effective for the year ended 31 December 2023
During the financial year, the following amendments to standards applicable to the Group became effective and had no material impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date[1]
Definition of Accounting Estimate (Amendments to IAS 8)[2]
The IASB issued amendments to IAS 8 Accounting Policies, Changes in
Accounting Estimates and Errors (IAS 8) to clarify how entities should distinguish changes in accounting policies from changes in accounting estimates, with a primary focus on the definition of and clarifications on accounting estimates.
This is due to the term "accounting estimate" not being defined and the previous definition of a "change in accounting estimate" being unclear.
The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty.
1 January 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12 Income Taxes (IAS 12))[2]
The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, entities will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.
1 January 2023
Disclosure of Accounting Policies (Amendments to IAS 1 Presentation of Financial Statements (IAS 1) and IFRS Practice Statement 2)[2]
To assist preparers of financial statements, the IASB had previously refined its definition of ‘material’ (effective 1 Jan 2020) and issued non-mandatory practical guidance on applying the concept of materiality. As the final step of the materiality improvements, the IASB issued amendments on the application of materiality to the disclosure of accounting policies. The key amendments include requirements for entities to disclose their material accounting policies rather than their significant accounting policies as well as certain clarifications regarding accounting policies related to material transactions or events.
1 January 2023
International Tax Reform — Pillar Two Model Rules (Amendments to IAS 12)
In response to new legislation to introduce the global minimum top-up tax in line with the global anti-base erosion (GloBE) model, the IASB has amended IAS
12 to introduce a temporary mandatory relief from accounting for deferred tax that arises from legislation implementing the GloBE model rules. Top-up tax differs from income taxes that arise from “traditional” tax regimes and will only arise if a group pays insufficient income tax at a jurisdictional level. Disclosure is required of information that is known or can be reasonably estimated to understand the Group's exposure to Pillar Two taxes at the reporting date (see note 11).
23 May 2023[3]
1Effective date refers to annual period beginning on or after said date
2No material impact expected
3Disclosure requirements apply to the year ended 31 December 2023
Standards, interpretations and amendments to published standards which are not yet effective
Certain new standards, amendments and interpretations to existing standards have been published that apply to the accounting periods beginning on or after 1 January 2024 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments	Effective date[1]
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)[2]
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what
IAS 1 means when it refers to the “settlement” of a liability.
1 January 2024
Non-current Liabilities with Covenants (Amendments to IAS 1)[2]
The amendment confirms that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which a company must comply after the reporting date do not affect the classification at that date. However, when non-
current liabilities are subject to future covenants, companies will now need to disclose information to help users understand the risk that those liabilities may become repayable within twelve months. The amendments also clarify how a company classifies a liability that can be settled in its own shares and indicate that when assessing if the host liability should be classified as current or non-current, an entity can ignore conversion options that are recognised as equity. The amendments are applicable to the Group's US$ Convertible Bond (see note 28.5)
which, subject to approval by Sibanye-Stillwater shareholders, will be converted to ordinary shares of Sibanye-Stillwater. Until such shareholder approval is obtained, holders of the bonds will on conversion receive a cash amount equal to the value of the underlying ordinary shares. Therefore, the Convertible Bond and associated derivative financial instrument are considered repayable within twelve months and classified as current at 31 December 2023.
1 January 2024
International Financial Reporting
Standards Sustainability Disclosure
Standards (IFRS Sustainability
Disclosure Standards) S1 General
requirements for disclosure of
sustainability-related financial
information (IFRS S1) and IFRS
Sustainability Disclosure Standards
S2 climate-related disclosures
(IFRS S2)[2]

The International Sustainability Standards Board’s first two standards are designed to be applied together, supporting entities to identify and report information that investors need for informed decision-making. The general standard provides a framework for entities to report on all relevant sustainability-related topics across the areas of governance, strategy, risk management, metrics and targets.
Adopting the standards is dependent on local jurisdictions which will result in a different date of first application for different countries across the world. Voluntary adoption is permitted. The effective date for application in South Africa has not been announced, therefore the Group will not apply IFRS S1 and IFRS S2 from 1
January 2024. The Group is in process of assessing the potential future impact of
IFRS S1 and IFRS S2.
1 January 2024
Lack of Exchangeability (Amendments to IAS 21)[2]
Under IAS 21 The Effects of Changes in Foreign Exchange Rates (IAS 21), a spot exchange rate is used when translating a foreign currency transaction. In some rare circumstances, it is possible that one currency cannot be exchanged into another. Consequently, market participants are unable to buy and sell currency to meet their needs at the official exchange rate and turn instead to unofficial, parallel markets. The IASB amended IAS 21 to clarify when a currency is exchangeable to another currency and how a spot rate can be estimated when a currency lacks exchangeability. This amendment is applicable to the Group's investment in Mimosa (domiciled in Zimbabwe), however the Group's initial assessment indicates that no material impact is expected in respect of the amendment. The Group will continue to assess the amendment for potential impacts as the effective date gets closer.
1 January 2025
1Effective date refers to annual period beginning on or after said date
2No material impact expected
Significant accounting judgements and estimates
The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.
For significant accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Significant accounting policy	Note to the consolidated financial statements
Revenue	3 - Revenue
Cash-settled share-based payment obligation	6 - Share-based payments
Royalties, mining and income tax, and deferred tax	11 - Royalties, mining and income tax, and deferred tax
Property, plant and equipment	14 - Property, plant and equipment
Business combinations	16 - Acquisitions
Goodwill	17 - Goodwill and other intangibles
Equity-accounted investments	18 - Equity-accounted investments
Other investments	20 - Other investments
Other receivables and other payables	22 - Other receivables and other payables
Inventories	23 - Inventories
Borrowings and derivative financial instrument	28 - Borrowings and derivative financial instrument
Environmental rehabilitation obligation	30 - Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	31 - Occupational healthcare obligation
Deferred revenue	32 - Deferred revenue
Contingent liabilities	38 - Contingent liabilities/assets
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.
1.3  Consolidation
1The NCI in the statement of changes in equity at 31 December 2023, relates to the attributable share of accumulated profits of DRDGOLD, Group Technical Security
Management Proprietary Limited (GTSM) and Keliber OY (see note 27)
2Witwatersrand Consolidated Gold Resources Proprietary Limited (Wits Gold) has ceded and pledged its shares in K2013164354 Proprietary Limited (K2013) (a dormant entity) and K2013 has ceded and pledged it shares in Sibanye Gold Eastern Operations Proprietary Limited (SGEO) in favour of the lenders of the Burnstone Debt (see note
28.6)
3Rand Uranium Proprietary Limited (Rand Uranium) and Ezulwini Mining Company Proprietary Limited (Ezulwini) together own a number of underground and surface mining operations. These operations report to the Group’s chief operating decision maker (the executive management team) as a separate segment, namely Cooke
4In terms of the Rustenburg operation transaction, a 26% stake in Sibanye Rustenburg Platinum Mines Proprietary Limited (SRPM) was acquired through Newshelf 1335
Proprietary Limited (B-BBEE SPV). The shareholders of B-BBEE SPV are Rustenburg Mine Employees Trust (30.4%), Rustenburg Mine Community Development Trust (24.8%),
Bakgatla-Ba-Kgafela Investment Holdings (24.8%) and Siyanda Resources Proprietary Limited (20.0%). The Rustenburg Mine Employees Trust and the Rustenburg Mine
Community Development Trust are controlled and consolidated by Sibanye-Stillwater and cash-settled share-based payment obligations amounting to R1,673 million and
R1,365 million, respectively, are eliminated upon consolidation
5The Group has no current or contractual obligation to provide financial support to any of its structured entities
6Sibanye-Stillwater recognises no NCI in Akanani on a similar basis as described for Western Platinum Proprietary Limited (WPL) and Eastern Platinum Proprietary Limited
(EPL) below (see footnote 7 below), since a revised shareholders' agreement replaced the equity interests with a right to receive dividends
7Sibanye-Stillwater recognises no NCI in WPL and EPL. The shareholding of Lonplats Employee Share Ownership Trust (Employee Trust) (3.8%,) the Bapo Ba Mogale Local
Economic Development Trust (Bapo Trust) (0.9%) and Lonplats Marikana Community Development Trust (Community Trust) (0.9%) (together Marikana Trusts) is not considered since these trusts are controlled and consolidated by Sibanye-Stillwater. Cash-settled share-based payment obligations amounting to R1,481 million relating to the Marikana Trusts are eliminated upon consolidation. In addition, as a result of the Marikana broad-based black economic empowerment (B-BBEE) transaction (see note 6.5), the equity interests of  shareholders in WPL and EPL, including all non-controlling shareholders, were replaced with the right to receive dividends. As a result, the effective shareholding interests were replaced by a share-based payment obligation and dividend obligation for entities not forming part of the Group (see note 6.5 and
22.2)
8Effective 10 January 2020, the Group exercised its option to acquire an additional 12.05% in DRDGOLD. The consideration amounted to R1,086 million for the subscription of 168,158,944 additional new ordinary shares resulting in a 50.1% shareholding in DRDGOLD. The effective shareholding at 31 December 2023 was 50.28% (2022: 50.33%
and 2021: 50.49%) after considering treasury shares held by DRDGOLD (see note 27.1)
9At 31 December 2023, the Group had a 40% legal interest in Peregrine Metals Limited (Peregrine), as a result of completion of the Initial Earn-in arrangement of 60% by
Aldebaran Resources Inc. (Aldebaran) during August 2023 (see note 18.3)
10The Group has a 76% legal interest in the Newshelf 1114 Proprietary Limited (Newshelf 1114) group and the NCI can acquire a further 2% legal shareholding once they have implemented the necessary funding structure. However, no accounting NCI is recognised, since the NCI’s vendor loan financing exceeds their proportionate interest in Newshelf 1114 and therefore no effective shareholding exists
11The Group has an effective shareholding of 79.82% (2022: 85.90%) in Keliber OY at 31 December 2023. The Group's effective shareholding in Keliber OY at 31 December
2022 of 85.90% compared to a legal interest of 84.96% was due to put options held by shareholders holding approximately 1% in the share capital of Keliber and that could be exercised at fair value less 10% (see note 27.1)
12The Group acquired a 100% shareholding in the Century on 10 May 2023 (see note 16.1) and also exercised its option to acquire a 100% shareholding in Copper Mines of
Tasmania Proprietary Limited which owns the Mt Lyell copper mine (see note 16.3)
Subsidiaries
Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases. Control is reassessed if facts and circumstances indicate that there are changes to one or more of the elements of control.
Inter-company transactions, balances and unrealised gains or losses on transactions between Group companies are eliminated.
Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Unconsolidated structured entities
During the year, the Group entered into two substantially similar wind energy power purchase agreements. The first power purchase agreement (PPA) is a 89-megawatt (MW) project entered into by Sibanye Energy Proprietary Limited (Sibanye Energy). This clean energy will be generated by the Castle Wind Farm (Castle), located near the town of De Aar in the Northern Cape province of South Africa, and will supply the SA operations via a wheeling agreement with Eskom. Under the terms of the 15-year PPA, Castle will be funded, built, and operated by a project consortium. The Group has an option to acquire the project company or plant at the end of the 15-year PPA in exchange for an additional payment incorporated into the energy tariff as well as a nominal exercise price. Alternatively, the PPA can be extended for an additional period of five years, whereafter it can be further extended for a period agreed between the parties. Other than in the event of default on electricity payments to be made by the Group, there is no recourse to the Group for funding or project-
related risk. Castle is expected to become operational in Q1 2025. Once the wind farm begins to generate electricity, the Group will pay for all electricity produced based on a pre-determined tariff, adjusted for inflation over the term of the PPA. The arrangement does not contain any fixed or minimum payments.
The second PPA is the Witberg wind energy project, located near Matjiesfontein in the Western Cape province with a contracted capacity of 103MW (Witberg), also entered into by Sibanye Energy. The terms of the Witberg PPA are similar to Castle. Witberg will also supply the SA operations via a wheeling agreement with Eskom. The project cost will be fully funded by Red Rocket, a South African Independent Power
Producer developing the project, together with its lenders. Similar to the Castle project, the Group committed to a 15-year PPA and also has a purchase option on the same terms as the Castle project. There is also no recourse to the Group, except in the event of electricity payment default. Witberg is expected to become operational in Q4 2025 and the Group will also pay a pre-determined tariff for electricity produced, adjusted for inflation over the term of the PPA. Similar to Castle, there are no fixed or minimum payments.
The Group holds no shareholding or voting interest in the project companies and did not provide a guarantee for any of the obligations of these companies towards their shareholders or funders. Management concluded that the Group does not control the project companies under IFRS 10 Consolidated Financial Statements (IFRS 10) since it does not have power over the relevant activities as contemplated in IFRS
10. At the reporting date, there were no assets or liabilities recognised by the Group relating to the project companies and no financial or other support had been provided. There is also no intention to provide financial or other support to the project companies, other than payment of the electricity tariff in future periods when electricity is produced.
Transactions with shareholders
Transactions with owners in the capacity as equity participants are not recognised in profit or loss, but instead are recognised in equity with a corresponding change in assets or liabilities. Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary are equity transactions.
1.4  Foreign currencies
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand (SA rand), which is the Group’s presentation currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.
Foreign operations
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average is not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items are translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences are recognised in profit or loss upon realisation of the underlying operation
•Exchange differences arising from the translation of the net investment in foreign operations, which includes certain long-term borrowings (i.e. the reporting entity’s interest in the net assets of that operation), are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss. If a company in the Group repays a portion of long-term borrowings forming part of a net investment in foreign operations, amounts previously recorded in other comprehensive income are only recognised in profit or loss upon disposal of the relevant operation
•Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate
1.5  Comparatives
Presentation in the notes
Where necessary, comparative periods have been revised to conform to current period changes in presentation.